Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 14,215	$ 13,651
Other comprehensive income (loss):
Unrealized gain on pension liability	375	207
Tax Effect	(79)	(43)
Investment securities available for sale:
Unrealized holding gains (losses)	7,736	(2,973)
Tax effect	(1,624)	624
Reclassification of gains from sale of securities	(254)	(213)
Tax effect	53	45
Other comprehensive income (loss)	6,207	(2,353)
Comprehensive Income	$ 20,422	$ 11,298